Equity (Narrative) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Billions		3 Months Ended		6 Months Ended		8 Months Ended
	May 22, 2024	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Aug. 28, 2023
Disclosure of classes of share capital [line items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		15.2		36.1		58.0
Number of shares repurchased price per share		$ 80.10		$ 81.43
Stock Repurchase Program, Authorized Amount		$ 1.2		$ 2.9
Common stock shares authorized to be repurchased							90.0
Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares			2.00%		2.00%
Purchase of treasury shares at 2% discount			8.9		16.8
Purchase of treasury shares at no discount		1.6		3.3
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares				0.00%
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares				5.00%
Ordinary share transactions [Member]
Disclosure of classes of share capital [line items]
Dividends common stock	$ 1.02